Balance Sheet Components - Schedule of Accrued Compensation and Benefits (Details) - USD ($) $ in Millions	Jun. 30, 2026	Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued bonuses and commissions	$ 5	$ 26
Accrued vacation and sabbatical	113	114
Accrued salaries and fringe benefits	9	7
Employee Stock Purchase Plan liability	29	7
Total accrued compensation and benefits	$ 156	$ 154